Risk Management - Additional Information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial risk management [line items]
Foreign exchange gain (loss)	$ 490,428	$ 606,270	$ 264,930
Exchange Rate Risks
Disclosure of financial risk management [line items]
Foreign exchange, percentage	10.00%
Foreign exchange gain (loss)	$ 342,781	$ 462,376	$ 447,369